INVESTMENTS IN REAL ESTATE	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Investments In Real Estate [Abstract]
Residential Homes [Text Block]
NOTE 3. INVESTMENTS IN REAL ESTATE
The Company’s investments in real estate consists of single family homes purchased by the Company. The homes are generally leased to individual tenants under operating leases for terms of one year or less.
The following table summarizes the Company’s investments in real estate:

	Number of Homes	Land	Buildings and Improvements	Total Investments in Real Estate
Total at December 31, 2014	395	$5,422,647	$23,961,608	$29,384,255
Purchases and improvements during 2015:
Jacksonville, FL	78	785,680	4,533,332	5,319,012
Memphis, TN	—	—	47,160	47,160
Houston, TX	—	—	20,222	20,222
Atlanta, GA	—	—	2,150	2,150
Total at September 30, 2015	473	$6,208,327	$28,564,472	$34,772,799

For the nine months ended September 30, 2015, the Company included $480,229 of rental income, $208,839 of rental expenses, $79,705 of depreciation, and net income of $191,685 in its consolidated statements of operations related to the Company’s acquisitions of additional properties during 2015.
The following table summarizes, on an unaudited pro forma basis, the combined results of operations of the Company for the nine months ended September 30, 2015 and 2014 prepared to give effect if all of the Company’s acquisitions of properties in 2014 and 2015 occurred on January 1, 2014. This pro forma information does not purport to represent what the actual results of operations of the Company would have been had these acquisitions occurred on this date, nor does it purport to predict the results of operations for future periods.

	For the Nine Months Ended September 30
	2015	2014
Rental revenue	$3,732,192	$3,625,362
Rental expenses	$1,745,406	$1,619,280
Depreciation and amortization	$901,587	$903,331
Net loss	$(1,164,711)	$(630,941)
Net loss per share, basic and fully diluted	$(0.17)	$(0.11)
Weighted average number of common shares outstanding, basic and fully diluted	7,016,796	5,610,265

The unaudited pro forma information for the nine months ended September 30, 2015 and 2014 has been adjusted to exclude acquisition fees and expenses related to the acquisitions recorded in the appropriate periods and additionally to include the additional interest expense relating to the Company’s 2014 and 2015 borrowings.

NOTE 3. INVESTMENTS IN REAL ESTATE

The Company’s investment in real estate consists of single family homes purchased by the Company. The homes are generally leased to individual tenants under leases of one year or less.
The following table summarizes the Company’s investments in real estate:

	Number of Homes	Land	Buildings and Improvements	Total Investments in Real Estate	Accumulated Depreciation	Investments in Real Estate Net
Total at December 31, 2012	5	$67,019	$276,391	$343,410	$(1,400)	$342,010
Purchases and improvements during 2013:
Houston, TX	150	2,394,359	9,198,173	11,592,532	(55,750)	11,536,782
Atlanta, GA	4	52,631	210,797	263,428	(16,800)	246,628
Total at December 31, 2013 (Restated)	159	$2,514,009	$9,685,361	$12,199,370	$(73,950)	$12,125,420
Purchases and improvements during 2014:
Houston, TX	18	319,500	1,236,765	1,556,265	(375,533)	1,180,732
Jacksonville, FL	123	1,506,938	6,865,952	8,372,890	(50,239)	8,322,651
Memphis, TN	95	1,082,200	6,160,183	7,242,383	(74,474)	7,167,909
Atlanta, GA improvements	—	—	13,347	13,347	(17,918)	(4,571)
Total at December 31, 2014	395	$5,422,647	$23,961,608	$29,384,255	$(592,114)	$28,792,141

For the year ended December 31, 2014, the Company included $830,148 of rental income, $325,736 of rental expenses, $178,521 of depreciation, and net income of $325,891in its consolidated statements of operations related to the Company’s 2014 acquisitions. For the year ended December 31, 2013, the Company’s rental revenues, expenses, depreciation, and net loss are substantially all derived from the Company’s 2013 acquisitions.
Unaudited Pro Forma Financial Information
The following table summarizes, on an unaudited pro forma basis, the combined results of operations of the Company for the years ended December 31, 2014 and 2013. The following unaudited pro forma information for the years ended December 31, 2014 and 2013 has been prepared to give effect as if all of the Company’s 2014 and 2013 acquisitions occurred on January 1, 2013. This pro forma information does not purport to represent what the actual results of operations of the Company would have been had these acquisitions occurred on this date, nor does it purport to predict the results of operations for future periods.

	For the Years Ended December 31
	2014	2013
Rental revenue	$4,099,056	$3,809,558
Rental expenses	$1,210,800	$1,392,361
Depreciation and amortization	$1,044,132	$1,044,000
Net loss	$(1,087,465)	$(558,287)
Net loss per share, basic and fully diluted	$(0.18)	$(0.42)
Weighted average number of common shares outstanding, basic and fully diluted	5,946,159	1,336,614

The unaudited pro forma information for the year ended December 31, 2014 and 2013 has been adjusted to exclude acquisition fees and expenses related to the acquisitions recorded in the appropriate years and additionally to include the additional interest expense relating to the Company’s 2014 borrowings.